Other Operating Income - Schedule of other operating income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income [Abstract]
Research and development incentives		$ 62,503	$ 46,106	$ 27,815
Payroll tax rebates		19,061	11,855	11,925
Collaboration revenue		2,166	4,348	35,533
Change in fair value on non-current financial assets		11,581	3,834	0
Other operating income		1,423	13	2,538
Total other operating income	[1]	$ 96,734	$ 66,156	$ 77,811

[1]	1)Comparative figures have been aligned with the presentation adopted in the current period, reflecting the combination of collaboration revenue and other operating income.